INTANGIBLE ASSETS (Details Textual) (USD $)	0 Months Ended					3 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Jan. 10, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Pgi Services Agreement [Member]	Jan. 10, 2014 PGI Drug Discovery, LLC [Member]	Dec. 31, 2013 University of Massachusetts License [Member]	Dec. 31, 2012 University of Massachusetts License [Member]	Dec. 31, 2013 Memory Dx, LLC [Member]
Indefinite-lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, New Issues										2,000,000
Sale of Stock, Price Per Share										$ 0.0395
Royalty Percentage							8.00%			9.00%
Payment Made For Validation Study										$ 50,000
Payment To Be Made On Completion Of Validation Study										1,000,000
License Agreement Upfront Fee								35,000
Payment Of License Agreement Cost						500,000	100,000
Payment Of License Agreement Inventory Cost							500,000
Payment For Clinical Trials							650,000
Payment Of License Agreement Milestone Development Cost	4,000,000						4,000,000
License Agreement Date Of Agreement							Jan. 10, 2014
Stock Issued During Period, Shares, Share-based Compensation, Gross						4,000,000
Finite-Lived Intangible Assets, Net, Total		1,338,000	611,094	611,000	532,143	250,000		34,902	0
Asset Related To Transferred Clinical Trial Material						500,000
Liability For Clinical Trial Material						500,000
Liability For Unissued Shares						22,000
Operating Leases, Future Minimum Payments Due, Total						450,000
Operating Leases, Future Minimum Payments, Due in Two Years						150,000
Operating Leases, Future Minimum Payments, Due in Three Years						150,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract						3 years
Operating Leases, Future Minimum Payments Due, Next Twelve Months						$ 150,000